Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment reporting
Segment reporting
4	Segment reporting

For the purpose of resources allocation and performance assessment, the chief operating decision maker (“CODM”) reviews the overall results and financial position of the Group as a whole. Accordingly, the Group has only one operating segment and no further discrete financial information nor analysis of this single segment is presented.

Geographic information

The Group’s assets, liabilities, and expenses are substantially located/incurred in the PRC. Disaggregation of revenue from contracts with customers based on the locations of the customers are as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Chinese Mainland	378,012	311,770	484,826
Overseas regions	23,832	49,364	199,761
	401,844	361,134	684,587